GMO Benchmark-Free Allocation Fund Expense Example - GMO Benchmark-Free Allocation Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,778
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,722
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,778
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	$ 1,898